BOSTON COMMON U.S. EQUITY FUND
ticker: BCAMX

Supplement dated April 30, 2012 to
Prospectus dated January 31, 2012

Please be advised that, as of April 30, 2012, shares of the Boston Common U.S. Equity Fund are available for purchase.

Please retain this Supplement with the Prospectus.

BOSTON COMMON INTERNATIONAL FUND
ticker: BCAIX

BOSTON COMMON U.S. EQUITY FUND
ticker: BCAMX

Supplement dated April 30, 2012 to
Statement of Additional Information dated January 31, 2012

Please be advised that, as of April 30, 2012, shares of the Boston Common U.S. Equity Fund are available for purchase.

Please retain this Supplement with the Statement of Additional Information.